Annual Total Returns - Fidelity Freedom Index 2040 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2040 Fund - Investor Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(2.51%)
Annual Return 2012	12.90%
Annual Return 2013	18.68%
Annual Return 2014	6.57%
Annual Return 2015	(1.50%)
Annual Return 2016	9.38%
Annual Return 2017	20.57%
Annual Return 2018	(7.20%)
Annual Return 2019	26.06%
Annual Return 2020	16.45%